Consolidated Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–104.68%(b)(c)
Aerospace & Defense–3.13%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. SOFR + 3.00%)	8.35%	07/02/2029		$609	$ 611,919
Term Loan (1 mo. SOFR + 2.50%)	8.18%	06/07/2028		313	314,641
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. SOFR + 2.50%)	8.08%	10/22/2027		1,164	1,170,456
Term Loan (1 mo. SOFR + 2.50%)	7.83%	10/22/2026		913	916,430
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. SOFR + 3.50%)	8.83%	08/24/2028		231	233,475
Term Loan B-2 (1 mo. SOFR + 3.50%)	8.83%	08/24/2028		89	90,022
Gogo Intermediate Holdings LLC, Term Loan (1 mo. SOFR + 3.75%)	9.19%	04/30/2028		443	442,892
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 2.75%)	8.19%	09/22/2028		454	456,509
First Lien Term Loan (1 mo. SOFR + 4.00%)	8.83%	09/22/2028		139	140,036
Ovation Parent, Inc. (Kaman), Term Loan B (1 mo. SOFR + 3.50%)	8.83%	04/21/2031		639	644,280
Peraton Corp.
First Lien Term Loan B (1 mo. SOFR + 3.75%)	9.18%	02/01/2028		153	152,762
Second Lien Term Loan B-1 (3 mo. SOFR + 7.75%)	13.18%	02/01/2029		1,291	1,301,002
Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. SOFR + 4.00%)	9.06%	09/14/2029		1,069	1,078,657
Rand Parent LLC (Atlas Air), First Lien Term Loan B (1 mo. SOFR + 4.25%)	9.56%	03/17/2030		592	595,500
Titan Acquisition Holdings L.P., Term Loan (1 mo. SOFR + 4.00%)	9.32%	06/14/2030		666	670,914
TransDigm, Inc.
Term Loan I (3 mo. SOFR + 2.75%)	8.06%	08/24/2028		2,592	2,606,168
Term Loan J (3 mo. SOFR + 3.25%)	8.56%	02/28/2031		347	348,585

					11,774,248

Air Transport–3.34%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 4.75%)	10.34%	04/20/2028		3,915	4,073,790
Air Canada (Canada), Term Loan B (1 mo. SOFR + 2.50%)	7.83%	03/21/2031		130	131,161
American Airlines, Inc.
Term Loan (1 mo. SOFR + 2.75%)	8.18%	02/15/2028		795	796,603
Term Loan (1 mo. SOFR + 3.50%)	8.77%	06/04/2029		1,844	1,842,760
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. SOFR + 1.50%)	6.92%	02/12/2027		18	17,636
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. SOFR + 5.25%)	10.73%	06/21/2027		801	820,185
United AirLines, Inc., Term Loan B (1 mo. SOFR + 2.75%)	8.07%	02/22/2031		2,740	2,754,427
WestJet Airlines Ltd. (Canada)
Term Loan (3 mo. SOFR + 3.00%)	8.43%	12/11/2026		98	98,629
Term Loan (1 mo. SOFR + 3.75%)	9.05%	02/14/2031		2,023	2,036,047
					12,571,238

Automotive–4.98%
Adient PLC, Term Loan B-2 (1 mo. SOFR + 2.75%)	8.08%	01/31/2031		863	870,781
Autokiniton US Holdings, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.44%	04/06/2028		1,271	1,283,388
Belron Group S.A., Incremental Term Loan (3 mo. Term SOFR + 2.25%)	7.68%	04/18/2029		442	444,589
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	184	221,768
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	481	446,744
DexKo Global, Inc.
Incremental First Lien Term Loan (1 mo. SOFR + 4.25%)	9.56%	10/04/2028		345	346,548
Revolver Loan(d)(e)	0.00%	10/04/2026		595	590,394

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Driven Holdings LLC, Term Loan (1 mo. SOFR + 3.00%)	8.44%	12/17/2028		$768	$ 767,799
Engineered Components & Systems LLC, Term Loan (1 mo. SOFR + 6.00%)	11.33%	08/30/2030		730	722,394
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)(d)	8.87%	03/30/2027	EUR	310	335,100
First Lien Incremental Term Loan (3 mo. SOFR + 5.00%)	10.59%	03/30/2027		2,367	2,354,991
First Lien Term Loan (3 mo. SOFR + 5.00%)	10.59%	03/30/2027		1,769	1,754,618
Second Lien Term Loan (3 mo. Term SOFR + 8.50%)	14.14%	03/30/2028		453	443,429
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. SOFR + 4.50%)	9.93%	11/09/2027		1,524	1,530,216
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. SOFR + 3.00%)	8.33%	04/23/2031		1,536	1,542,821
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	05/04/2028		2,043	2,058,462
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL) (Canada), First Lien Term Loan (1 mo. SOFR + 3.00%)	8.33%	05/06/2030		705	709,835
PowerStop LLC, Term Loan B (1 mo. SOFR + 4.75%)	10.20%	01/24/2029		623	606,941
Project Boost Purchaser LLC, Term Loan (1 mo. SOFR + 3.50%)	8.94%	05/30/2026		504	506,632
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	01/30/2031		1,167	1,177,695
					18,715,145

Beverage & Tobacco–1.72%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.32%	07/31/2028		3,489	3,509,085
City Brewing Co. LLC
First Lien Term Loan (1 mo. SOFR + 6.25%)(d)	11.57%	04/05/2028		604	609,757
Term Loan (3 mo. Term SOFR + 3.50%)(d)	9.09%	04/05/2028		1,388	1,277,060
Term Loan (3 mo. Term SOFR + 3.50%)	10.59%	04/14/2028		1,388	1,075,784
					6,471,686

Brokers, Dealers & Investment Houses–0.27%
Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. SOFR + 2.00%)	7.32%	05/10/2031		1,008	1,009,201

Building & Development–3.72%
Chariot Buyer LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	11/03/2028		805	809,675
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	9.63%	07/06/2028	GBP	109	136,045
Empire Today LLC, Term Loan B (1 mo. SOFR + 5.00%)	10.59%	04/01/2028		2,746	1,991,865
Gulfside Supply, Inc., Term Loan B(d)(f)	-	05/31/2031		494	495,019
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.32%	12/22/2028		1,129	1,132,707
Second Lien Term Loan (3 mo. SOFR + 6.75%)(d)	12.32%	12/21/2029		303	305,588
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. SOFR + 3.50%)	8.93%	04/01/2028		1,055	944,494
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. SOFR + 3.50%)	8.83%	10/02/2028		552	554,149
Janus International Group LLC, Term Loan (1 mo. SOFR + 2.50%)	7.83%	08/03/2030		335	337,345
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.18%	02/16/2029		1,977	1,906,417
MI Windows and Doors LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.83%	03/28/2031		686	692,274
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.90%	04/29/2029		1,223	1,226,259
Platea (BC) Bidco AB
Delayed Draw Term Loan B(e)	0.00%	04/02/2031	EUR	29	31,410
Term Loan B (3 mo. EURIBOR + 4.50%)	8.41%	04/02/2031	EUR	144	157,048
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 2.25%)	8.07%	02/01/2027		729	732,209
Term Loan B (1 mo. SOFR + 2.25%)	7.58%	03/19/2029		1,464	1,470,584
Term Loan B (1 mo. SOFR + 2.50%)	7.83%	04/14/2031		514	516,380
RE/MAX LLC, Term Loan (1 mo. SOFR + 2.50%)	7.94%	07/21/2028		289	274,703
SRS Distribution, Inc., Term Loan (3 mo. SOFR + 3.50%)	8.68%	06/02/2028		280	282,134
					13,996,305

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–12.30%
Aegion Corp., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/17/2028		$152	$ 152,990
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.75%)	9.18%	05/12/2028		1,863	1,865,238
Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan(e)	0.00%	05/14/2031		21	20,698
Term Loan B(f)	-	05/14/2031		278	279,871
Boost Newco Borrower LLC (WorldPay), Term Loan (1 mo. SOFR + 3.00%)	8.31%	01/31/2031		1,564	1,572,573
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. SOFR + 9.50%)	14.82%	05/10/2027		172	90,077
Cimpress USA, Inc.
Term Loan B (1 mo. SOFR + 3.00%)	8.32%	05/17/2028		1,004	1,005,855
Term Loan B (1 mo. SOFR + 3.50%)	8.93%	05/17/2028		989	991,323
Cloud Software Group, Inc.
First Lien Term Loan (1 mo. SOFR + 4.50%)	9.93%	03/21/2031		606	609,759
First Lien Term Loan B (1 mo. SOFR + 4.50%)	9.91%	03/30/2029		1,126	1,132,007
Constant Contact, Inc.
Second Lien Term Loan (3 mo. SOFR + 7.50%)	13.06%	02/12/2029		587	547,943
Term Loan (1 mo. SOFR + 4.00%)	9.56%	02/10/2028		1,354	1,342,226
Corporation Service Co., Term Loan B (1 mo. SOFR + 2.75%)	8.08%	11/02/2029		876	880,934
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 3.50%)	8.92%	08/08/2025		282	282,162
Second Lien Term Loan (1 mo. SOFR + 7.25%)	12.68%	08/10/2026		72	70,502
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.06%	04/09/2027		1,159	1,161,111
Second Lien Term Loan (3 mo. SOFR + 6.75%)	12.32%	04/07/2028		541	542,896
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. SOFR + 2.75%)	8.07%	01/18/2029		2,127	2,136,669
Garda World Security Corp. (Canada), Term Loan (1 mo. SOFR + 4.25%)	9.58%	02/01/2029		3,121	3,154,736
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. SOFR + 4.00%)	9.44%	05/12/2028		2,881	2,881,766
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. SOFR + 4.00%)	9.45%	02/16/2028		1,051	1,055,756
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan (3 mo. EURIBOR + 4.25%)	8.15%	04/01/2028	EUR	514	543,688
Term Loan (3 mo. SOFR + 4.75%)	10.15%	04/01/2028		284	284,222
Iron Mountain Information Management LLC, Incremental Term Loan B (1 mo. SOFR + 2.25%)	7.58%	01/31/2031		662	662,851
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	09/30/2029	EUR	99	93,539
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.07%	08/11/2028		301	303,125
Monitronics International, Inc., Term Loan B (3 mo. SOFR + 7.50%)	13.09%	06/30/2028		4,483	4,475,055
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. SOFR + 6.50%)(d)	11.98%	06/02/2025		257	252,176
Revolver Loan(e)	0.00%	06/02/2025		257	252,176
Term Loan (3 mo. SOFR + 6.50%)(d)	11.98%	06/03/2024		4,881	4,793,471
Term Loan (3 mo. SOFR + 6.50%)(d)	11.98%	06/03/2024		1,695	1,664,244
Term Loan (3 mo. SOFR + 6.50%)(d)	11.98%	06/03/2024		927	910,627
OCM System One Buyer CTB LLC, Term Loan (3 mo. SOFR + 4.00%)(d)	9.46%	03/02/2028		726	729,732
Orchid Merger Sub II LLC, Term Loan (1 mo. SOFR + 4.75%)	10.18%	07/27/2027		1,508	923,885
Prometric Holdings, Inc., Term Loan (3 mo. SOFR + 3.00%)	10.19%	01/31/2028		884	890,834
Protect America, Revolver Loan(d)	0.00%	09/01/2024		190	172,811
Ryan LLC (Ryan Tax)
Delayed Draw Term Loan(e)	0.00%	11/14/2030		29	29,106
Term Loan (1 mo. SOFR + 4.50%)	8.83%	11/14/2030		389	391,531
Sitel Worldwide Corp., Term Loan (1 mo. SOFR + 3.75%)	9.19%	08/28/2028		913	725,636
Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.69%	07/14/2028		500	409,265
Solera (Polaris Newco LLC), First Lien Term Loan (1 mo. SONIA + 5.25%)	10.45%	06/02/2028	GBP	231	282,440
Spin Holdco, Inc., Term Loan (3 mo. SOFR + 4.00%)	9.59%	03/04/2028		4,957	4,302,046
Tempo Acquisition LLC, Incremental Term Loan (1 mo. Term SOFR + 2.25%)	8.08%	08/31/2028		248	248,522

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Thermostat Purchaser III, Inc., First Lien Term Loan (1 mo. SOFR + 4.50%)(d)	10.00%	08/31/2028		$642	$ 645,525
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	11.17%	03/20/2027		522	456,399
					46,219,998

Cable & Satellite Television–1.93%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	10/31/2027		200	175,891
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. SOFR + 2.50%)	7.94%	09/01/2028		77	75,402
Term Loan B-1 (1 mo. SOFR + 3.25%)	8.58%	09/18/2030		691	677,879
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.58%	08/14/2026		521	422,389
Term Loan B-11 (1 mo. SOFR + 2.75%)	8.34%	07/31/2025		494	432,711
Telenet - LG, Term Loan AR (1 mo. SOFR + 2.00%)	7.43%	04/30/2028		205	197,408
UPC - LG (Sunrise)
Term Loan AT (1 mo. SOFR + 2.25%)	7.68%	04/30/2028		193	190,139
Term Loan AX (1 mo. SOFR + 2.93%)	8.43%	01/31/2029		1,827	1,826,955
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. SOFR + 3.25%)	8.68%	01/31/2029		2,443	2,395,046
Term Loan Y (1 mo. SOFR + 3.25%)	8.66%	03/31/2031		881	853,284
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.50%)	7.93%	04/30/2028		22	21,672
					7,268,776

Chemicals & Plastics–8.92%
A&R Logistics Holdings, Inc. (Quantix), Incremental Term Loan (3 mo. Term SOFR + 6.75%)(d)	12.20%	05/03/2025		1,989	1,954,928
A-Gas Finco, Inc., Term Loan (1 mo. SOFR + 5.25%)	10.56%	12/14/2029		1,126	1,090,742
AkzoNobel Chemicals
Term Loan B (3 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		962	971,231
Term Loan B (1 mo. SOFR + 3.50%)	8.83%	04/03/2028		961	968,676
Aruba Investments, Inc.
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.43%	11/24/2027		150	149,526
Second Lien Term Loan (1 mo. SOFR + 7.75%)	13.18%	11/24/2028		611	593,917
Arxada (Herens Holdco S.a r.l./ Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.83%	07/03/2028	EUR	184	191,323
Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	10.07%	08/27/2026		2,456	2,454,358
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-6 (3 mo. Term SOFR + 2.00%)	7.33%	12/20/2029		1,107	1,113,115
Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. SOFR + 4.00%)	9.33%	02/26/2029		778	779,873
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		1,186	1,192,371
Chemours Co. (The), Term Loan B-3 (1 mo. SOFR + 3.50%)	8.83%	08/18/2028		1,556	1,568,540
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. SOFR + 4.25%)	9.68%	10/15/2028		1,080	1,084,917
Derby Buyer LLC (Delrin), Term Loan B (1 mo. SOFR + 3.50%)	8.82%	11/01/2030		673	676,629
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. SOFR + 4.38%)	9.68%	10/04/2029		1,331	1,332,970
Second Lien Term Loan (1 mo. SOFR + 7.00%)	12.31%	10/04/2030		347	336,601
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. SOFR + 5.25%)	10.82%	11/01/2028		1,544	1,497,454
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 5.69% Cash Rate(g)	6.90%	12/31/2027		19	3,326
Term Loan (1 mo. SOFR + 8.26%)	13.59%	06/30/2026		3	2,729
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. SOFR + 3.75%)	9.46%	05/29/2029		273	274,664
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (1 mo. SOFR + 3.75%)	9.32%	12/29/2027		463	392,222
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	9.20%	07/08/2030		993	999,648

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. SOFR + 4.25%)	9.68%	04/02/2029		$1,157	$ 1,159,689
Term Loan B (1 mo. SOFR + 3.75%)	9.18%	03/14/2030		370	371,438
Ineos US Finance LLC
Term Loan (1 mo. SOFR + 3.75%)	9.18%	11/08/2027		481	482,830
Term Loan (1 mo. SOFR + 2.50%)	7.93%	11/08/2028		147	147,570
Term Loan (1 mo. SOFR + 3.50%)	8.93%	02/18/2030		993	997,429
Term Loan (1 mo. SOFR + 3.75%)	9.08%	02/07/2031		891	896,988
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. SOFR + 3.50%)	8.94%	12/31/2029		462	465,684
Oxea Corp. (OQ Chemicals), Term Loan B-2 (1 mo. SOFR + 3.25%)	8.91%	10/14/2024		1,175	1,095,739
Potters Industries, Term Loan B (1 mo. SOFR + 3.75%)	9.05%	12/14/2027		596	601,376
Proampac PG Borrower LLC, Term Loan B (1 mo. SOFR + 4.00%)	9.33%	09/15/2028		1,704	1,717,124
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. SOFR + 2.50%)	8.11%	05/03/2028		1,595	1,315,953
Term Loan A (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		233	244,847
Term Loan B (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		1,712	1,801,711
Tronox Finance LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.08%	04/04/2029		487	490,163
Univar, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.32%	08/01/2030		1,539	1,559,080
W. R. Grace Holdings LLC, Term Loan (3 mo. SOFR + 3.75%)	9.32%	09/22/2028		562	565,112
					33,542,493

Clothing & Textiles–0.77%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.93%	12/21/2028		2,238	2,254,681
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. SOFR + 3.25%)	8.84%	04/28/2028		635	639,189
					2,893,870

Conglomerates–0.25%
APi Group DE, Inc., Term Loan B (1 mo. SOFR + 2.00%)	7.33%	12/18/2028		952	955,778

Containers & Glass Products–2.69%
Berlin Packaging LLC
Term Loan B-5 (3 mo. SOFR + 3.75%)	9.18%	03/11/2028		1,074	1,077,794
Term Loan B-7(f)	-	05/09/2031		605	606,817
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.50%	12/14/2028		792	743,034
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. SOFR + 5.40%)	10.72%	05/31/2026		1,998	1,900,645
Keter Group B.V. (Netherlands)
Term Loan (1 mo. EURIBOR + 8.00%)(d)	11.90%	12/31/2024	EUR	83	92,039
Term Loan (3 mo. EURIBOR + 5.00%)	3.89%	12/31/2029	EUR	1,291	1,114,301
Term Loan (3 mo. EURIBOR + 4.75%)	8.61%	12/31/2029	EUR	1,212	1,286,551
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%)	11.97%	11/22/2027		1,767	1,703,112
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. SOFR + 4.30%)	9.51%	07/07/2028		412	404,058
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. SOFR + 3.75%)	9.19%	10/04/2028		1,380	864,593
Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. SOFR + 3.75%)	9.07%	07/12/2029		297	299,075
					10,092,019

Cosmetics & Toiletries–1.02%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. SOFR + 4.00%)	9.33%	09/14/2028		655	656,048
Term Loan (1 mo. SOFR + 3.25%)	8.67%	05/10/2027		2,407	2,387,608
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.87%	06/29/2028	EUR	765	787,977
					3,831,633

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. SOFR + 2.00%)	7.46%	11/15/2027		$5	$ 4,707

Ecological Services & Equipment–1.32%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. SOFR + 3.50%)	8.46%	11/16/2028		70	70,587
Term Loan B-2 (1 mo. SOFR + 4.75%)	8.81%	11/16/2028		233	235,251
Term Loan B-4 (3 mo. SOFR + 4.00%)	8.71%	11/16/2028		406	410,006
Term Loan B-6(f)	-	11/16/2028		96	96,977
EnergySolutions LLC, Term Loan (1 mo. SOFR + 4.00%)	9.08%	09/18/2030		1,146	1,160,443
GFL Environmental, Inc., Term Loan A (1 mo. SOFR + 2.50%)	7.83%	05/31/2027		202	203,636
Groundworks LLC
Delayed Draw Term Loan (1 mo. SOFR + 3.50%)	8.83%	03/14/2031		28	27,669
Delayed Draw Term Loan(e)	0.00%	03/14/2031		145	145,258
Revolver Loan(d)(e)	0.00%	03/14/2029		50	49,666
Term Loan (1 mo. SOFR + 3.50%)	8.82%	03/14/2031		936	939,568
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	166	172,836
Patriot Container Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.18%	03/20/2025		1,113	1,075,624
TruGreen L.P., Second Lien Term Loan (3 mo. SOFR + 8.76%)	14.09%	11/02/2028		488	385,763
					4,973,284

Electronics & Electrical–8.83%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.50%)	8.81%	02/24/2031		78	78,777
AppLovin Corp., Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	10/25/2028		970	975,836
AQA Acquisition Holding, Inc. (SmartBear), First Lien Term Loan (3 mo. SOFR + 4.25%)	9.84%	03/03/2028		188	188,743
Boxer Parent Co., Inc., Term Loan (1 mo. SOFR + 4.25%)	9.33%	12/29/2028		216	217,402
Central Parent LLC, Term Loan (1 mo. SOFR + 3.25%)	8.58%	07/06/2029		886	894,155
ConnectWise LLC, Term Loan (1 mo. SOFR + 3.50%)	9.06%	10/01/2028		336	337,652
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	08/11/2028		856	887,475
E2Open LLC, Term Loan (1 mo. SOFR + 3.50%)	8.94%	02/04/2028		1,356	1,366,348
Energizer Holdings, Inc., Term Loan (1 mo. SOFR + 2.25%)	7.69%	12/22/2027		390	390,994
Epicor Software Corp.
Delayed Draw Term Loan B(e)	0.00%	05/23/2031		61	60,939
Term Loan B(f)	-	06/23/2031		516	519,387
EverCommerce, Term Loan B (1 mo. SOFR + 3.25%)	8.44%	07/06/2028		499	500,730
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. SOFR + 4.75%)	10.17%	04/30/2028		2,355	2,220,492
Second Lien Term Loan (1 mo. SOFR + 4.75%)	10.17%	04/30/2028		1,633	1,012,404
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (1 mo. SOFR + 4.25%)	9.56%	09/30/2028		1,583	1,592,556
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.68%	10/17/2028	EUR	223	243,018
Infinite Electronics
First Lien Incremental Term Loan (1 mo. SOFR + 6.25%)(d)	11.84%	01/31/2025		220	219,690
First Lien Term Loan (3 mo. SOFR + 3.25%)	9.34%	03/02/2028		1,209	1,180,003
Second Lien Term Loan (3 mo. SOFR + 7.00%)	12.59%	03/02/2029		253	216,755
Informatica Corp., Term Loan (1 mo. SOFR + 2.75%)	8.19%	10/27/2028		698	702,299
ION Corp (Helios Software), Term Loan (1 mo. SOFR + 3.75%)	9.05%	07/18/2030		482	484,605
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.07%	08/17/2028	GBP	358	447,006
Term Loan 1 (3 mo. Term SOFR + 7.01%)(d)	12.32%	08/17/2028		475	459,916
Mavenir Systems, Inc., Term Loan B (3 mo. SOFR + 4.75%)	10.35%	08/18/2028		1,385	1,086,763
McAfee LLC, Term Loan B(f)	-	03/01/2029		238	238,918
Natel Engineering Co., Inc., Term Loan (1 mo. SOFR + 6.25%)	11.69%	04/30/2026		2,181	1,923,500
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(d)	9.93%	03/03/2028	EUR	786	800,499

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Open Text Corp. (Canada), Term Loan (1 mo. SOFR + 2.75%)	7.58%	01/31/2030		$1,210	$ 1,219,852
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. SOFR + 4.00%)(d)	9.32%	09/28/2024		969	975,517
Proofpoint, Inc.
Term Loan B (1 mo. Term SOFR + 3.25%)	8.32%	08/31/2028		1,849	1,856,149
Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	08/31/2028		18	18,387
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%)	9.73%	02/01/2029		2,311	1,728,047
Renaissance Holding Corp., Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	04/05/2030		663	664,117
Sandvine Corp., Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.33%	11/02/2026		190	75,874
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 5.00%)	10.31%	05/18/2028		1,314	1,317,789
Second Lien Term Loan (1 mo. SOFR + 7.50%)	12.96%	05/18/2026		269	252,125
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. SOFR + 3.50%)	8.57%	02/10/2031		1,680	1,694,947
UST Holdings Ltd., Term Loan B (3 mo. SOFR + 3.75%)	8.94%	11/20/2028		1,128	1,133,984
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%)(d)	10.00%	05/31/2029	EUR	1,940	1,970,017
Term Loan B-2 (3 mo. SOFR + 6.25%)(d)	11.99%	05/31/2029		1,089	1,026,616
					33,180,283

Financial Intermediaries–2.35%
AssuredPartners, Inc., Term Loan B-5 (1 mo. SOFR + 3.50%)	8.83%	02/14/2031		1,479	1,492,091
Broadstreet Partners, Inc., Term Loan B(f)	-	05/09/2031		1,530	1,538,306
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. SOFR + 3.75%)	8.94%	04/07/2028		210	210,300
Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.19%	07/20/2026		111	111,787
Term Loan(f)	-	10/20/2028		100	100,141
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/28/2031		945	956,399
Grant Thornton Advisors LLC, Term Loan B(f)	-	05/16/2031		1,066	1,074,599
LendingTree, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.19%	09/15/2028		1,492	1,483,565
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. SOFR + 4.00%)	9.33%	02/18/2027		836	804,421
Tricor (Thevelia/Vistra-Virtue)
First Lien Incremental Term Loan B-1 (1 mo. SOFR + 3.75%)	9.06%	06/18/2029		362	364,873
First Lien Term Loan (3 mo. SOFR + 4.00%)	9.46%	06/18/2029		689	694,305
					8,830,787

Food Products–4.57%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. SOFR + 4.00%)	9.33%	12/18/2026		995	1,001,113
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/15/2027	EUR	2,163	2,211,095
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 6.25%)(d)	12.48%	10/05/2026		278	273,442
Revolver Loan(d)(e)	0.00%	10/05/2026		58	56,859
Term Loan (3 mo. SOFR + 6.25%)(d)	11.71%	10/05/2026		2,287	2,250,062
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.33%	10/18/2028		413	359,531
First Lien Term Loan (1 mo. SOFR + 5.00%)	10.44%	10/18/2028		3,021	2,637,600
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.44%	10/18/2029		609	411,234
Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. SOFR + 5.00%)	10.31%	10/02/2030		986	938,457
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. SOFR + 3.00%)	7.81%	11/08/2029		980	983,451
Shearer’s Foods LLC, Term Loan (1 mo. SOFR + 4.00%)	9.33%	02/12/2031		1,360	1,374,455
Sigma Holdco B.V. (Netherlands)
Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.88%	01/02/2028	EUR	1,327	1,444,067
Term Loan B-7 (1 mo. SOFR + 4.75%)	10.31%	01/02/2028		2,321	2,333,300
Solina Group Services (Powder Bidco) (France), Term Loan (1 mo. SOFR + 3.75%)(d)	9.07%	03/01/2029		374	376,492

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	09/29/2028	EUR	492	$ 524,939
					17,176,097

Food Service–0.76%
Areas (Pax Midco Spain), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.83%	12/01/2029	EUR	1,821	1,978,825
Euro Garages (Netherlands), Term Loan (1 mo. SOFR + 4.25%)	9.99%	03/31/2026		$153	153,014
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	8.18%	12/15/2027		210	211,527
New Red Finance, Inc., Term Loan B-5 (1 mo. SOFR + 2.25%)	7.58%	09/20/2030		514	514,786
					2,858,152

Forest Products–0.18%
NewLife Forest Restoration LLC, Term Loan (1 mo. USD LIBOR + 10.00%)(d)	10.00%	04/10/2029		670	669,669

Health Care–3.22%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. SOFR + 5.25%)(d)	10.20%	06/08/2028		590	557,944
Term Loan B (1 mo. SONIA + 5.00%)	10.20%	06/08/2028	GBP	295	366,612
Ascend Learning LLC, First Lien Term Loan (1 mo. SOFR + 3.50%)	8.93%	12/11/2028		40	39,889
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. SOFR + 5.00%)	10.40%	05/08/2028		575	579,135
Cerba (Chrome Bidco) (France), Incremental Term Loan C (3 mo. EURIBOR + 4.00%)	7.77%	02/16/2029	EUR	248	251,260
Certara Holdco, Inc., Term Loan B (1 mo. SOFR + 3.50%)	9.11%	08/14/2026		396	398,815
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. SOFR + 4.00%)(d)	9.30%	07/31/2029		366	369,453
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	371	447,021
Explorer Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 4.50%)	9.93%	02/04/2027		1,167	1,173,710
Global Medical Response, Inc.
Term Loan (3 mo. SOFR + 4.25%)	9.68%	03/14/2025		307	302,707
Term Loan (3 mo. SOFR + 4.25%)	9.81%	10/02/2025		1,017	998,312
HC Group Holdings III, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.58%	10/25/2028		49	49,872
Icon PLC
Term Loan (3 mo. Term SOFR + 2.00%)	7.31%	07/03/2028		3	3,035
Term Loan (3 mo. Term SOFR + 2.00%)	7.31%	07/03/2028		12	12,183
ICU Medical, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.95%	01/08/2029		174	174,944
International SOS LP (AEA International), Term Loan (1 mo. SOFR + 3.50%)(d)	8.81%	09/07/2028		711	715,856
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		238	237,703
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		143	142,622
Revolver Loan (1 mo. Term SOFR + 5.00%)(d)	10.33%	02/15/2031		7	6,589
Revolver Loan(d)(e)	0.00%	02/15/2031		41	40,476
Term Loan (1 mo. Term SOFR + 6.00%)(d)	11.32%	02/15/2031		686	679,621
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.42%	12/18/2028		986	789,057
Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.19%	12/17/2029		401	272,997
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.93%	01/28/2029		106	105,880
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.61%	12/15/2027	EUR	138	150,881
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.62%	12/15/2027	EUR	80	87,155
Organon & Co., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	05/14/2031		1,198	1,209,536
Packaging Coordinators Midco, Inc., First Lien Term Loan B (3 mo. SOFR + 3.50%)	9.07%	11/30/2027		138	138,679
PAREXEL International Corp., First Lien Term Loan (1 mo. SOFR + 3.25%)	8.69%	11/15/2028		253	254,953
Sharp Services LLC, Term Loan (1 mo. SOFR + 3.75%)(d)	9.05%	12/31/2028		200	202,072
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	10/30/2024		319	320,783
TTF Holdings LLC (Soliant), Term Loan B (1 mo. SOFR + 4.00%)	9.44%	03/31/2028		393	396,237
Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan (3 mo. EURIBOR + 4.25%)	8.13%	03/14/2029	EUR	47	51,107

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Women’s Care Holdings, Inc., Second Lien Term Loan (3 mo. SOFR + 8.25%)	13.68%	01/12/2029		$235	$ 197,740
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. SOFR + 2.75%)	8.08%	09/28/2029		386	387,787
					12,112,623

Home Furnishings–1.69%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-04/29/2024; Cost $197,167)(h)	8.83%	02/28/2026	EUR	230	90,355
Term Loan (6 mo. EURIBOR + 10.00%)(d)	13.83%	12/31/2026	EUR	19	19,622
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023; Cost $23,649)(d)(h)	13.83%	12/31/2026	EUR	22	23,666
Term Loan (Acquired 10/04/2022-04/30/2024; Cost $43,035)(d)(h)	0.00%	02/26/2027	EUR	232	0
HomeServe USA Holding Corp., Term Loan (1 mo. SOFR + 3.00%)	8.32%	10/21/2030		884	886,621
Mattress Holding Corp., Term Loan (3 mo. SOFR + 4.25%)	9.81%	09/25/2028		1,834	1,838,537
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.50%)(d)	12.94%	06/29/2028		97	96,775
Term Loan (1 mo. SOFR + 7.50%)	12.92%	06/29/2028		1,371	1,184,557
SIWF Holdings, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.44%	10/06/2028		1,219	1,023,759
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.68%	10/30/2027		309	288,887
Term Loan B (1 mo. SOFR + 3.25%)	8.69%	10/30/2027		966	905,247
					6,358,026

Industrial Equipment–6.72%
Arconic Rolled Products Corp., Term Loan B (1 mo. SOFR + 3.75%)	9.08%	08/18/2030		858	866,905
Chart Industries, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.67%	03/15/2030		499	502,172
Clark Equipment Co., Term Loan B (3 mo. SOFR + 2.50%)	7.65%	04/20/2029		437	439,107
Crosby US Acquisition Corp., Term Loan (1 mo. SOFR + 4.00%)	9.33%	08/16/2029		485	489,693
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. SOFR + 5.50%)	10.80%	06/01/2029		1,143	1,038,193
DXP Enterprises, Inc., Incremental Term Loan (1 mo. SOFR + 4.75%)	10.16%	10/11/2030		896	903,125
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. SOFR + 2.50%)	7.83%	05/31/2030		1,446	1,457,083
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.50%)	8.32%	01/31/2029	EUR	700	762,835
Term Loan B (3 mo. Term SOFR + 5.00%)	10.57%	02/05/2029		1,172	1,177,703
Madison IAQ LLC, Term Loan (1 mo. SOFR + 3.25%)	8.69%	06/21/2028		1,342	1,346,861
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. SOFR + 2.75%)	8.19%	07/31/2028		257	259,348
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	08/17/2029		1,739	1,751,225
Robertshaw US Holding Corp.
First Lien Term Loan(d)(i)(j)	0.00%	02/28/2027		2,806	2,736,314
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $836,804)(d)(h)(i)(j)	0.00%	06/24/2027		836	836,282
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $1,950,049)(d)(h)(i)(j)	0.00%	02/28/2027		3,107	1,817,432
Third Lien Term Loan (Acquired 05/09/2023; Cost $232,210)(d)(h)(i)(j)	0.00%	02/28/2027		773	452,113
STS Operating, Inc. (Sunsource), Term Loan (1 mo. SOFR + 4.25%)	9.42%	09/26/2025		1,162	1,170,621
Tank Holding Corp.
Revolver Loan (3 mo. USD LIBOR + 0.38%)(d)	11.08%	03/31/2028		11	10,498
Revolver Loan(d)(e)	0.00%	03/31/2028		219	212,320
Term Loan (1 mo. SOFR + 6.00%)	11.18%	03/31/2028		3,388	3,362,604
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (1 mo. SOFR + 3.50%)	8.79%	04/30/2030		2,185	2,201,690

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. SOFR + 3.75%)	9.34%	11/19/2028		$1,354	$ 1,317,282
Second Lien Term Loan (3 mo. SOFR + 7.00%)(d)	12.60%	11/19/2029		165	141,231
					25,252,637

Insurance–3.13%

Acrisure LLC
First Lien Term Loan (1 mo. SOFR + 3.50%)	8.94%	02/15/2027		1,284	1,286,113
First Lien Term Loan (1 mo. SOFR + 4.25%)	9.69%	02/15/2027		756	759,940
First Lien Term Loan (1 mo. SOFR + 4.50%)	9.83%	11/11/2030		773	779,177
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. SOFR + 3.50%)	8.82%	11/06/2030		1,508	1,515,647
AmWINS Group LLC
Term Loan (1 mo. Term SOFR + 2.25%)	7.69%	02/19/2028		197	197,690
Term Loan B(f)	-	02/19/2028		337	337,884
Hub International Ltd., Term Loan B (1 mo. SOFR + 3.25%)	8.57%	06/20/2030		615	619,593
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.08%	02/24/2028		2,641	2,658,037
Truist Insurance Holdings, Term Loan B (1 mo. SOFR + 3.25%)	8.59%	05/06/2031		1,300	1,310,652
USI, Inc.
Term Loan (1 mo. SOFR + 3.25%)	8.08%	09/27/2030		713	715,403
Term Loan B (1 mo. SOFR + 3.00%)	8.30%	11/22/2029		1,594	1,599,249
					11,779,385

Leisure Goods, Activities & Movies–4.12%

Carnival Corp.
Term Loan B (1 mo. SOFR + 2.75%)	8.07%	08/08/2027		218	219,941
Term Loan B (1 mo. SOFR + 2.75%)	8.07%	10/18/2028		2,927	2,952,062
Crown Finance US, Inc., Term Loan (1 mo. SOFR + 8.50%)	7.00%	07/31/2028		2,291	2,324,297
Fitness International LLC, Term Loan B (1 mo. SOFR + 5.25%)(d)	10.68%	02/05/2029		1,055	1,059,330
Lakeland Tours LLC, Term Loan (6 mo. USD LIBOR + 8.00%)(d)	8.00%	09/25/2027		370	83,184
LC Ahab US Bidco LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.83%	04/12/2031		399	402,420
Nord Anglia Education
Term Loan (1 mo. SOFR + 4.00%)	9.35%	01/31/2028		616	621,355
Term Loan B-2 (1 mo. SOFR + 3.75%)	9.10%	02/26/2031		740	748,196
OEG Borrower LLC (Opry Entertainment), Term Loan (3 mo. SOFR + 5.00%)(d)	10.43%	06/18/2029		839	842,175
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	8.22%	09/16/2029	EUR	264	286,940
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.65%	02/27/2027	EUR	1,957	1,950,317
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. SOFR + 2.50%)	7.83%	08/25/2028		715	716,270
Spring Education Group, Inc., Term Loan (1 mo. SOFR + 4.50%)	9.81%	10/04/2030		239	241,744
Topgolf Callaway Brands Corp., Term Loan (1 mo. SOFR + 3.00%)	8.33%	03/15/2030		309	310,653
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(d)	17.25%	06/30/2025		133	132,716
Term Loan A(d)(e)	0.00%	06/30/2025		162	162,334
Term Loan B(d)	10.20%	06/30/2025		1,677	1,676,847
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (1 mo. EURIBOR + 8.50%)	4.03%	12/31/2027	EUR	335	213,401
Term Loan (1 mo. EURIBOR + 8.00%)	7.87%	06/30/2027	EUR	98	111,451
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022; Cost $193,785)(h)	3.84%	06/30/2027	EUR	194	208,421
Term Loan (1 mo. EURIBOR + 8.50%)(d)	4.00%	12/31/2027	EUR	207	215,848
					15,479,902

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–4.49%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. SOFR + 3.75%)	9.19%	02/02/2026		$903	$ 880,729
First Lien Term Loan (1 mo. SOFR + 4.75%)	10.19%	02/02/2026		1,114	1,095,508
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. SOFR + 3.25%)	8.10%	02/06/2030		1,373	1,379,638
Term Loan (1 mo. SOFR + 2.75%)	8.09%	02/06/2031		1,795	1,802,590
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.75%)	9.07%	01/27/2029		662	664,981
GVC Finance LLC (Gibraltar)
Term Loan B (1 mo. Term SOFR + 2.75%)	8.01%	10/31/2029		594	596,752
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.91%	10/31/2029		1,605	1,611,947
HBX Group (United Kingdom)
Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	1,882	2,063,449
Term Loan D-2 (6 mo. EURIBOR + 4.25%)	8.09%	09/21/2027	EUR	2,012	2,203,122
Hilton Grand Vacations Borrower LLC
Term Loan (1 mo. SOFR + 3.00%)	7.83%	08/02/2028		1,119	1,124,860
Term Loan (1 mo. SOFR + 2.75%)	8.08%	01/17/2031		776	780,621
Motel One (One Hotels GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.50%)	8.41%	04/02/2031	EUR	286	312,515
Scientific Games Lottery, First Lien Term Loan (3 mo. SOFR + 3.50%)	8.56%	04/04/2029		947	950,677
Station Casinos LLC, Term Loan B (1 mo. SOFR + 2.25%)	7.58%	03/14/2031		515	517,082
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 3.25%)	8.67%	12/14/2029		888	894,417
					16,878,888

Nonferrous Metals & Minerals–1.09%
AZZ, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.58%	05/14/2029		1,090	1,098,716
Covia Holdings Corp., Term Loan (3 mo. SOFR + 4.00%)	9.57%	07/31/2026		1,375	1,372,069
Form Technologies LLC, First Lien Term Loan (3 mo. SOFR + 9.00%)	14.70%	10/22/2025		538	398,938
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. SOFR + 4.00%)	8.83%	03/16/2027		746	749,758
U.S. Silica Co., Term Loan B (1 mo. Term SOFR + 4.00%)	9.33%	03/25/2030		487	490,588
					4,110,069

Oil & Gas–2.64%
Brazos Delaware II LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.82%	02/11/2030		694	698,129
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. SOFR + 2.50%)	7.83%	10/04/2030		584	587,619
Gulf Finance LLC, Term Loan (1 mo. SOFR + 6.75%)	11.69%	08/25/2026		579	581,723
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	8.43%	10/05/2030		601	604,954
McDermott International Ltd.
LOC(d)(e)	0.00%	12/31/2026		547	500,336
LOC (3 mo. Term SOFR + 4.75%)(d)	10.31%	12/31/2026		181	158,692
LOC(e)	0.00%	06/30/2027		2,136	1,420,513
LOC (3 mo. SOFR + 4.00%)(d)	9.56%	06/30/2027		797	418,347
PIK Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(g)	3.00%	12/31/2027		618	214,194
Term Loan (3 mo. Term SOFR + 7.50%)(d)	13.09%	12/31/2026		581	581,301
Term Loan (1 mo. SOFR + 3.00%)	8.44%	06/30/2027		92	51,537
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. SOFR + 3.75%)	9.05%	02/28/2030		931	938,586
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	8.81%	03/26/2031		919	926,477
Planet US Buyer LLC (Wood Mackenzie), Term Loan (1 mo. SOFR + 3.50%)	8.82%	02/07/2031		802	808,910
TransMontaigne Partners LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.94%	11/17/2028		1,174	1,180,763
WhiteWater Whistler Holdings LLC, Term Loan B-1 (1 mo. SOFR + 2.75%)	8.06%	02/15/2030		235	236,659
					9,908,740

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–3.28%
Adtalem Global Education, Inc., Term Loan (1 mo. SOFR + 3.50%)	8.83%	08/12/2028		$311	$ 312,960
Cengage Learning, Inc., Term Loan B (1 mo. SOFR + 4.25%)	9.54%	03/22/2031		2,312	2,325,752
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. SOFR + 4.00%)	9.33%	10/30/2030		1,188	1,183,823
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(d)	9.41%	12/01/2028		2,436	2,445,324
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.70%	04/09/2029		2,234	2,174,095
Second Lien Term Loan B (1 mo. SOFR + 8.00%)	13.85%	04/08/2030		1,115	1,066,478
McGraw-Hill Education, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.19%	07/28/2028		2,110	2,118,157
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	9.58%	05/03/2028		704	705,710
					12,332,299

Radio & Television–0.50%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. SOFR + 3.25%)	8.69%	05/01/2026		270	210,046
Term Loan (1 mo. SOFR + 3.00%)	8.44%	05/01/2026		662	523,551
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. SOFR + 3.00%)	8.59%	04/01/2028		52	37,436
Term Loan B-4 (1 mo. SOFR + 3.75%)	9.18%	04/21/2029		105	72,031
Univision Communications, Inc.
First Lien Term Loan (1 mo. SOFR + 3.25%)	8.69%	01/31/2029		264	260,445
Incremental Term Loan B(d)(f)	-	01/23/2029		769	766,364
					1,869,873

Retailers (except Food & Drug)–1.48%
Action Holding B.V. (Netherlands)
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.65%	09/29/2028	EUR	147	161,435
Term Loan B-4 (1 mo. SOFR + 3.25%)	8.56%	10/28/2030		1,172	1,179,953
Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.75%)	9.19%	03/06/2028		2,258	2,264,353
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.83%	11/08/2027		1,380	1,388,189
Savers, Inc., Term Loan (1 mo. SOFR + 5.50%)	9.05%	04/26/2028		560	563,896
					5,557,826

Surface Transport–1.93%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.40%	07/21/2028		1,610	1,615,031
Term Loan B (3 mo. SOFR + 3.00%)	8.56%	07/21/2028		795	798,168
Term Loan C (3 mo. SOFR + 3.00%)	8.56%	07/21/2028		242	242,731
Hertz Corp. (The)
Incremental Term Loan (1 mo. SOFR + 3.75%)	9.07%	06/30/2028		335	309,113
Term Loan B (1 mo. SOFR + 3.25%)	8.86%	06/30/2028		517	476,041
Term Loan C (1 mo. SOFR + 3.25%)	8.86%	06/30/2028		100	92,209
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 8.50%)	12.44%	02/22/2029	EUR	2,356	530,356
Term Loan B-2 (3 mo. EURIBOR + 6.50%)	10.41%	09/30/2027	EUR	675	658,773
PODS LLC
Incremental Term Loan (1 mo. SOFR + 4.00%)(d)	9.59%	03/31/2028		1,826	1,762,003
Term Loan (1 mo. SOFR + 3.00%)	8.59%	03/31/2028		34	32,555
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (1 mo. SOFR + 6.00%)	11.45%	03/24/2028		987	747,537
					7,264,517

Telecommunications–4.46%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 1.50%)	6.83%	08/01/2028		480	404,179
Cablevision Lightpath LLC, Term Loan (1 mo. SOFR + 3.25%)	8.68%	11/30/2027		1,095	1,060,345
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. SOFR + 3.75%)	9.30%	12/17/2027		3,134	3,153,305

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.68%	11/22/2028	$18	$ 18,063

Crown Subsea Communications Holding, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.08%	01/30/2031	1,941	1,963,226

Frontier Communications Holdings LLC, Term Loan B (1 mo. SOFR + 3.75%)	9.19%	10/08/2027	234	234,713

Genesys Cloud Services Holdings I LLC
Incremental Term Loan (1 mo. SOFR + 3.75%)	9.19%	12/01/2027	291	293,671

Term Loan B (1 mo. SOFR + 3.50%)	8.83%	12/01/2027	38	38,866

II-VI, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.83%	07/02/2029	109	109,535

Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. SOFR + 4.50%)	9.82%	09/27/2029	1,073	1,030,150

Lumen Technologies, Inc.
Term Loan B-1 (1 mo. SOFR + 2.35%)	7.79%	04/15/2030	547	381,940

Term Loan B-2 (1 mo. SOFR + 2.35%)	7.79%	04/15/2029	547	371,995

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. SOFR + 4.50%)	9.93%	11/30/2025	51	5,660

Second Lien Term Loan B (3 mo. SOFR + 8.75%)	14.18%	11/30/2026	35	2,879

Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.70%)	12.13%	10/18/2027	3,536	692,443

Term Loan (3 mo. Term SOFR + 6.44%)	11.87%	10/18/2027	1,483	895,819

Third Lien Term Loan (3 mo. Term SOFR + 9.25%)	14.68%	10/18/2027	1,356	148,078

SBA Senior Finance II LLC, Term Loan (1 mo. SOFR + 2.00%)	7.33%	01/25/2031	11	11,258

Telesat LLC, Term Loan B-5 (1 mo. SOFR + 2.75%)	8.36%	12/07/2026	1,730	840,930

U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 7.15%)	6.00%	05/02/2026	1,574	637,616

Third Lien Term Loan(d)(f)	-	05/02/2027	151	0

ViaSat, Inc.
Term Loan (1 mo. SOFR + 3.75%)	9.83%	03/02/2029	1,138	1,049,595

Term Loan B (1 mo. SOFR + 4.50%)	9.94%	05/30/2030	829	764,370

Voyage Digital (NC) Ltd., Term Loan (1 mo. SOFR + 3.25%)(d)	8.58%	10/12/2024	954	957,243

Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.68%	09/21/2027	1,699	1,702,704

				16,768,583

Utilities–2.88%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	8.08%	01/27/2031	1,511	1,520,821

Covanta Holding Corp.
Incremental Term Loan B (1 mo. SOFR + 2.75%)	8.07%	11/30/2028	531	533,287

Incremental Term Loan C (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	29	29,141

Generation Bridge Northeast LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.83%	08/22/2029	689	695,713

Granite Generation LLC, Term Loan (1 mo. SOFR + 3.75%)	9.19%	11/09/2026	1,666	1,673,316

Hamilton Projects Acquiror LLC, Term Loan B(f)	-	05/22/2031	363	365,357

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. SOFR + 4.00%)	9.60%	08/14/2026	903	901,549

Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	11.08%	01/29/2027	2,428	2,372,566

Term Loan C (1 mo. SOFR + 5.75%)	11.08%	01/29/2027	137	134,192

Talen Energy Supply LLC
Term Loan B (1 mo. SOFR + 4.50%)	8.83%	05/17/2030	1,014	1,026,795

Term Loan C (1 mo. SOFR + 4.50%)	8.83%	05/17/2030	600	607,364

Vistra Zero Operating Co. LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.07%	04/30/2031	939	946,819

				10,806,920

Total Variable Rate Senior Loan Interests (Cost $406,101,038)				393,515,657

			Shares
Common Stocks & Other Equity Interests–6.67%(k)
Aerospace & Defense–0.34%
IAP Worldwide Services(d)(l)			1,850,312	999,168

IAP Worldwide Services(d)(l)			296,283	296,283

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Aerospace & Defense–(continued)
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(h)	342	$0

		1,295,451

Automotive–0.01%
Cabonline (Acquired 10/30/2023; Cost $1) (Sweden)(d)(h)	1,490,997	143

Cabonline (Sweden)(d)	1,272,507	61

Cabonline (Acquired 10/30/2023; Cost $38,035) (Sweden)(d)(h)	42,364,958	54,345

		54,549

Building & Development–0.00%
Fagus Holdco PLC (Spain)(d)	298	0

Lake at Las Vegas Joint Venture LLC, Class A(d)	780	0

Lake at Las Vegas Joint Venture LLC, Class B(d)	9	0

		0

Business Equipment & Services–2.07%
Monitronics International, Inc.	81,269	1,722,903

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $2,230,682)(d)(h)	25,611	6,058,006

		7,780,909

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Germany)(d)	15,366	0

Containers & Glass Products–0.01%
Keter Group B.V. (Netherlands)(d)	129,190,383	140

Libbey Glass LLC	7,940	39,700

		39,840

Electronics & Electrical–0.08%
Diebold Nixdorf, Inc.(m)	6,869	300,519

Financial Intermediaries–0.07%
RJO Holdings Corp.(d)	2,851	142,578

RJO Holdings Corp., Class A(d)	2,314	115,693

RJO Holdings Corp., Class B(d)	3,000	30

		258,301

Forest Products–0.73%
NewLife Forest Restoration LLC(d)	19,650	2,730,411

Home Furnishings–0.11%
Serta Simmons Bedding LLC	52,572	400,862

Leisure Goods, Activities & Movies–1.02%
Crown Finance US, Inc.	99,652	1,768,824

Crown Finance US, Inc.	681	12,088

USF S&H Holdco LLC (Acquired 12/02/2019; Cost $1,287,958)(d)(h)	1,786	2,035,958

Vue International Bidco PLC, Class A1 (United Kingdom)(d)	987	0

Vue International Bidco PLC, Class A2 (United Kingdom)(d)	486,292	0

Vue International Bidco PLC, Class A3 (United Kingdom)(d)	302,703	0

Vue International Bidco PLC, Class A4 (United Kingdom)(d)	211,027	0

		3,816,870

Lodging & Casinos–0.08%
Caesars Entertainment, Inc.(m)	8,413	299,166

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Oil & Gas–1.80%
HGIM Corp.(d)			13,962	$460,746

McDermott International Ltd. (Acquired 04/04/2018-03/21/2019; Cost $1,904,552)(h)(m)			210,471	46,303

McDermott International Ltd.(d)			799,733	167,144

Patterson-UTI Energy, Inc.			33,092	364,674

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(d)(h)			84,254	9,268

Seadrill Ltd. (Norway)(m)			45,477	2,358,892

Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(d)(h)			73,367	0

Talos Energy, Inc.(m)			223,265	2,681,413

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(h)			382,888	677,329

				6,765,769

Radio & Television–0.02%
iHeartMedia, Inc., Class A(m)			101,257	93,723

iHeartMedia, Inc., Class B(d)(m)			17	32

				93,755

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc.			446	6,690

Toys ’R’ Us-Delaware, Inc.(d)			17	0

Vivarte S.A.S.U. (France)(d)			241,195	47,108

				53,798

Surface Transport–0.30%
Commercial Barge Line Co.(d)			4,992	541,632

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)			30,886	19,304

Commercial Barge Line Co., Wts., expiring 04/27/2045(d)			5,248	569,408

Hurtigruten (Explorer II AS), Wts. (Norway)(d)			175,213	0

				1,130,344

Telecommunications–0.02%
Avaya Holdings Corp.			16,031	63,130

Avaya, Inc. (Acquired 05/01/2023; Cost $43,620)(h)			2,908	11,452

				74,582

Total Common Stocks & Other Equity Interests (Cost $44,746,416)				25,095,126

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–6.34%
Aerospace & Defense–0.35%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,339	1,310,030

Air Transport–0.09%
American Airlines, Inc. (n)	8.50%	05/15/2029	313	323,032

Automotive–0.34%
Clarios Global L.P./Clarios US Finance Co. (n)	6.75%	05/15/2028	334	337,739

Panther Escrow Issuer LLC(n)	7.13%	06/01/2031	897	905,209

Wand NewCo 3, Inc.(n)	7.63%	01/30/2032	23	23,587

				1,266,535

Building & Development–0.93%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,190	1,104,503

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	5.75%	05/15/2026	1,873	1,839,911

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Building & Development–(continued)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	$173	$171,960

Signal Parent, Inc.(n)	6.13%	04/01/2029	561	371,199

				3,487,573

Business Equipment & Services–0.66%
ADT Security Corp. (The) (n)	4.13%	08/01/2029	359	326,372

Allied Universal Holdco LLC(n)	7.88%	02/15/2031	703	701,509

Boost Newco Borrower LLC(n)	7.50%	01/15/2031	1,375	1,426,111

Cloud Software Group, Inc.(n)	8.25%	06/30/2032	38	38,407

				2,492,399

Cable & Satellite Television–0.54%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	22	16,374

Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	783	619,352

Altice France S.A. (France)(n)	5.50%	01/15/2028	328	230,000

Altice France S.A. (France)(n)	5.50%	10/15/2029	305	205,198

Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,133	950,746

VZ Secured Financing B.V. (Netherlands)(n)	5.00%	01/15/2032	5	4,247

				2,025,917

Chemicals & Plastics–0.97%
INEOS Finance PLC (Luxembourg) (n)	7.50%	04/15/2029	596	602,485

INEOS Quattro Finance 2 PLC (United Kingdom)(n)	9.63%	03/15/2029	350	369,432

SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029	2,068	1,837,227

Windsor Holdings III LLC(n)	8.50%	06/15/2030	801	837,891

				3,647,035

Cosmetics & Toiletries–0.11%
Bausch & Lomb Corp. (n)	8.38%	10/01/2028	422	429,912

Ecological Services & Equipment–0.06%
GFL Environmental, Inc. (n)	6.75%	01/15/2031	228	232,849

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	36	35,047

Health Care–0.12%
Global Medical Response, Inc. (g)(n)	10.00%	10/31/2028	301	293,033

Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	176	175,588

				468,621

Industrial Equipment–0.68%
Chart Industries, Inc. (n)	7.50%	01/01/2030	882	909,482

EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,626	1,630,866

				2,540,348

Insurance–0.29%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (n)	7.00%	01/15/2031	737	739,409

HUB International Ltd.(n)	7.25%	06/15/2030	343	348,738

				1,088,147

Lodging & Casinos–0.19%
Caesars Entertainment, Inc. (n)	6.50%	02/15/2032	188	186,022

Caesars Entertainment, Inc.(n)	7.00%	02/15/2030	218	220,491

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–(continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(n)	6.63%	01/15/2032		$308	$306,600

					713,113

Radio & Television–0.06%
iHeartCommunications, Inc. (n)	4.75%	01/15/2028		194	102,742

Univision Communications, Inc.(n)	7.38%	06/30/2030		133	126,155

					228,897

Retailers (except Food & Drug)–0.31%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,080	1,146,244

Telecommunications–0.59%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (n)	6.75%	10/01/2026		911	860,905

Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028		1,447	1,360,777

					2,221,682

Utilities–0.04%
Calpine Corp. (n)	4.50%	02/15/2028		171	160,914

Total U.S. Dollar Denominated Bonds & Notes (Cost $22,431,819)					23,818,295

Non-U.S. Dollar Denominated Bonds & Notes–3.15%(o)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $110,079)(h)(n)	14.00%	03/19/2026	SEK	1,273	123,938

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $522,746)(h)(j)(n)(p)	13.44%	04/19/2026	SEK	4,920	431,299

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406)(h)(n)	14.00%	03/19/2026	SEK	2,545	247,877

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	8.41%	09/30/2028	EUR	206	215,971

					1,019,085

Building & Development–0.08%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	8.91%	01/15/2027	EUR	272	297,109

Fagus Holdco PLC (Spain)(d)	0.00%	09/05/2029	EUR	5	5,333

					302,442

Cable & Satellite Television–0.19%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	260	220,939

Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	756	501,566

					722,505

Electronics & Electrical–0.38%
Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	9.19%	02/15/2029	EUR	660	705,569

Versuni Group B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	753	734,317

					1,439,886

Financial Intermediaries–1.63%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(n)(p)	11.34%	07/15/2030	EUR	1,101	719,472

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	10.09%	05/01/2026	EUR	632	484,039

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	909	702,075

Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	200	189,408

Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	202	219,661

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.45%	11/15/2027	EUR	891	881,113

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.45%	11/15/2027	EUR	1,250	1,236,129

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,101	1,177,524

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	490	$524,057

					6,133,478

Health Care–0.14%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(n)(p)	9.69%	05/15/2029	EUR	486	533,346

Industrial Equipment–0.18%
Summer (BC) Holdco A S.a.r.l. (United Kingdom)(n)	9.25%	10/31/2027	EUR	630	673,567

Leisure Goods, Activities & Movies–0.13%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	8.69%	06/15/2027	EUR	211	230,365

Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	211	255,456

					485,821

Surface Transport–0.15%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	632	551,145

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,453,157)					11,861,275

			Shares
Preferred Stocks–1.21%(k)
Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	213,164

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(d)				618	123,533

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(h)				292,193	1,724

					125,257

Surface Transport–1.12%
Commercial Barge Line Co., Series B, Pfd.(d)				21,989	2,463,868

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(d)				15,443	1,730,388

					4,194,256

Total Preferred Stocks (Cost $1,152,866)					4,532,677

TOTAL INVESTMENTS IN SECURITIES(q)–122.05% (Cost $488,885,296)					458,823,030

BORROWINGS–(19.29)%					(72,500,000)

OTHER ASSETS LESS LIABILITIES–(2.76)%					(10,400,278)

NET ASSETS–100.00%					$375,922,752

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2024 was $13,125,911, which represented 3.49% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $6,273,440, which represented 1.67% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(m)	Non-income producing security.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $35,674,237, which represented 9.49% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

The aggregate value of securities considered illiquid at May 31, 2024 was $49,658,769, which represented 13.21% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement		Contract to
Date	Counterparty	Deliver		Receive

Currency Risk

07/31/2024	Bank of New York Mellon (The)	EUR	10,361,170	USD	11,293,375	$22,057

06/28/2024	BNP Paribas S.A.	USD	2,136,922	EUR	2,000,000	35,445

06/28/2024	BNP Paribas S.A.	USD	843,495	SEK	9,003,266	13,022

06/28/2024	Canadian Imperial Bank of Commerce	USD	1,791,014	GBP	1,409,374	5,095

07/31/2024	Goldman Sachs International	EUR	10,361,170	USD	11,292,381	21,062

06/28/2024	Morgan Stanley and Co. International PLC	USD	1,754,736	GBP	1,380,611	4,719

06/28/2024	Morgan Stanley and Co. International PLC	USD	28,035	SEK	302,451	738

07/31/2024	Morgan Stanley and Co. International PLC	EUR	10,206,526	USD	11,109,559	6,469

06/28/2024	Royal Bank of Canada	USD	1,732,482	GBP	1,362,932	4,443

07/31/2024	Royal Bank of Canada	EUR	252,662	USD	275,470	613

Subtotal-Appreciation						113,663

Currency Risk

06/28/2024	Bank of New York Mellon (The)	USD	11,276,062	EUR	10,361,170	(21,925)

06/28/2024	BNP Paribas S.A.	EUR	11,031,170	USD	11,802,073	(179,807)

06/28/2024	BNP Paribas S.A.	GBP	1,354,398	USD	1,687,448	(38,600)

07/31/2024	BNP Paribas S.A.	SEK	9,062,192	USD	850,425	(13,125)

06/28/2024	Canadian Imperial Bank of Commerce	GBP	1,374,919	USD	1,710,498	(41,702)

07/31/2024	Canadian Imperial Bank of Commerce	GBP	1,409,374	USD	1,791,464	(4,940)

06/28/2024	Goldman Sachs International	USD	11,275,026	EUR	10,361,170	(20,889)

06/28/2024	Morgan Stanley and Co. International PLC	EUR	10,866,526	USD	11,632,507	(170,538)

06/28/2024	Morgan Stanley and Co. International PLC	SEK	91,651	USD	8,490	(229)

06/28/2024	Morgan Stanley and Co. International PLC	USD	11,092,452	EUR	10,206,526	(6,288)

07/31/2024	Morgan Stanley and Co. International PLC	GBP	1,380,611	USD	1,755,178	(4,564)

06/28/2024	Royal Bank of Canada	GBP	1,423,601	USD	1,774,942	(39,298)

07/31/2024	Royal Bank of Canada	GBP	1,362,932	USD	1,732,917	(4,292)

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized Appreciation (Depreciation)
Settlement		Contract to
Date	Counterparty	Deliver		Receive

06/28/2024	State Street Bank & Trust Co.	EUR	11,031,170	USD	11,783,331	$(198,549)

06/28/2024	State Street Bank & Trust Co.	SEK	9,214,066	USD	840,931	(35,641)

07/31/2024	State Street Bank & Trust Co.	GBP	15,443	USD	19,639	(45)

Subtotal-Depreciation						(780,432)

Total Forward Foreign Currency Contracts						$(666,769)

Abbreviations:
EUR	- Euro
GBP	- British Pound Sterling
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$346,571,762	$46,943,895	$393,515,657

Common Stocks & Other Equity Interests	6,144,690	4,702,978	14,247,458	25,095,126

U.S. Dollar Denominated Bonds & Notes	–	23,818,295	–	23,818,295

Non-U.S. Dollar Denominated Bonds & Notes	–	11,855,942	5,333	11,861,275

Preferred Stocks	–	–	4,532,677	4,532,677

Total Investments in Securities	6,144,690	386,948,977	65,729,363	458,823,030

Other Investments - Assets*

Investments Matured	–	–	222,913	222,913

Forward Foreign Currency Contracts	–	113,663	–	113,663

	–	113,663	222,913	336,576

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(780,432)	–	(780,432)

Total Other Investments	–	(666,769)	222,913	(443,856)

Total Investments	$6,144,690	$386,282,208	$65,952,276	$458,379,174

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2024:

	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/24
Variable Rate Senior Loan Interests	$45,440,730	$9,837,728	$(6,830,251)	$124,763	$(744,052)	$ 696,896	$6,194,231	$(7,776,150)	$46,943,895
Common Stocks & Other Equity Interests	11,321,331	3,725,871	(1,160,670)	–	–	(47,463)	408,389	–	14,247,458
Preferred Stocks	4,699,998	–	–	–	–	(167,321)	–	–	4,532,677
Investments Matured	306,850	–	(204,724)	–	–	120,787	–	–	222,913
Non-U.S. Dollar Denominated Bonds & Notes	5,312	–	–	–	–	21	–	–	5,333
Municipal Obligations	2,026,979	–	(2,465,639)	3,628	–	435,032	–	–	–
Total	$63,801,200	$13,563,599	$(10,661,284)	$128,391	$(744,052)	$1,037,952	$6,602,620	$(7,776,150)	$65,952,276

** Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
My Alarm Center LLC, Class A	$6,058,006	Valuation Service	N/A	N/A	N/A	(a)
NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,793,471	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Loan Fund